Provisions - Summary of Provisions (Detail) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Current Provisions
Disclosure Of Detailed Information About Provisions Explanatory [Line Items]
Jan. 1, 2021	€ 1,177
Utilization	22
Reversals	206
Additions	285
Dec. 31, 2021	1,234
Current Provisions | Litigation
Disclosure Of Detailed Information About Provisions Explanatory [Line Items]
Jan. 1, 2021	1,005
Utilization	22
Reversals	200
Additions	0
Dec. 31, 2021	783
Current Provisions | Asset retirement obligations
Disclosure Of Detailed Information About Provisions Explanatory [Line Items]
Jan. 1, 2021	164
Utilization	0
Reversals	0
Additions	42
Dec. 31, 2021	206
Current Provisions | Onerous contracts
Disclosure Of Detailed Information About Provisions Explanatory [Line Items]
Jan. 1, 2021	0
Utilization	0
Reversals	0
Additions	240
Dec. 31, 2021	240
Current Provisions | Other
Disclosure Of Detailed Information About Provisions Explanatory [Line Items]
Jan. 1, 2021	8
Utilization	0
Reversals	6
Additions	3
Dec. 31, 2021	5
Non Current Provisions
Disclosure Of Detailed Information About Provisions Explanatory [Line Items]
Jan. 1, 2021	172
Utilization	0
Reversals	6
Additions	45
Dec. 31, 2021	211
Non Current Provisions | Asset retirement obligations
Disclosure Of Detailed Information About Provisions Explanatory [Line Items]
Jan. 1, 2021	164
Utilization	0
Reversals	0
Additions	42
Dec. 31, 2021	206
Non Current Provisions | Other
Disclosure Of Detailed Information About Provisions Explanatory [Line Items]
Jan. 1, 2021	8
Utilization	0
Reversals	6
Additions	3
Dec. 31, 2021	€ 5